UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22736

Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

July 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks 99.5%
AUSTRALIA 1.9%
Harvey Norman Holdings Ltd.	14,318	49,952
LendLease Group	2,153	28,963
SEEK Ltd.	1,361	18,580
Telstra Corp. Ltd.	12,975	42,470
Total		139,965
CANADA 1.9%
Atco Ltd./Canada Class I	609	22,601
Finning International, Inc.	1,228	24,638
Magna International, Inc.	594	28,243
Metro, Inc.	461	15,567
Open Text Corp.	611	20,374
Trisura Group Ltd.(a)	2	41
Veresen, Inc.	1,880	27,376
Total		138,840
DENMARK 0.5%
Novo Nordisk A/S Class B	893	37,956
FINLAND 1.0%
Neste oyj	736	31,786
UPM-Kymmene OYJ	1,579	42,836
Total		74,622
FRANCE 3.3%
BNP Paribas SA	421	32,546
Capgemini SE	194	21,043
Ingenico Group SA	225	23,509
Publicis Groupe SA	383	28,859
Safran SA	261	24,596
Schneider Electric SE(a)	326	25,502
Societe Generale SA	494	28,888
Valeo SA	339	23,397
Vinci SA	433	38,666
Total		247,006
GERMANY 1.7%
Bayer AG	214	27,035
Fraport AG Frankfurt Airport Services Worldwide	273	27,236
Henkel AG & Co. KGaA	126	15,806
Merck KGaA	131	14,341
ProSiebenSat.1 Media SE	964	38,472
Total		122,890
HONG KONG 1.8%
HKT Trust & HKT Ltd.	31,595	41,425
PCCW Ltd.	75,682	42,637
Sun Hung Kai Properties Ltd.	1,944	30,118
Swire Properties Ltd.	5,571	19,259
Total		133,439
ISRAEL 0.6%
Azrieli Group Ltd.	394	21,527
Mizrahi Tefahot Bank Ltd.	1,165	21,059
Total		42,586

Issuer	Shares	Value ($)

Common Stocks (continued)
ITALY 1.4%
Atlantia SpA	1,541	46,674
Enel SpA	5,729	32,584
Snam SpA	5,089	23,976
Total		103,234
JAPAN 14.4%
Aeon Mall Co. Ltd.	1,094	20,802
Astellas Pharma, Inc.	2,985	38,037
Chiba Bank Ltd. (The)	2,522	18,077
Concordia Financial Group Ltd.	7,863	39,623
Dai-ichi Life Holdings, Inc.	1,568	27,118
Fuji Electric Co. Ltd.	6,642	36,548
FUJIFILM Holdings Corp.	1,045	38,331
Hitachi Metals Ltd.	1,230	17,121
ITOCHU Corp.	3,062	47,955
JXTG Holdings, Inc.	8,875	39,373
KDDI Corp.	998	26,374
Miraca Holdings, Inc.	911	41,553
Mitsubishi Chemical Holdings Corp.	5,509	46,318
Mitsubishi Corp.	2,085	45,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,868	25,905
Mitsui Chemicals, Inc.	7,049	40,191
Mizuho Financial Group, Inc.	19,616	34,867
Nippon Telegraph & Telephone Corp.	540	26,341
Nomura Real Estate Holdings, Inc.	1,431	28,336
NTT Data Corp.	1,895	20,631
Obayashi Corp.	3,307	39,746
ORIX Corp.	2,520	39,945
Osaka Gas Co. Ltd.	5,093	20,350
Resona Holdings, Inc.	8,172	42,038
Showa Shell Sekiyu KK	4,328	47,042
Subaru Corp.	1,165	42,111
Sumitomo Chemical Co. Ltd.	7,622	44,699
Teijin Ltd.	2,364	47,453
Toppan Printing Co. Ltd.	2,328	24,566
Toyota Tsusho Corp.	1,258	40,417
Yokogawa Electric Corp.	1,254	21,098
Total		1,068,187
NETHERLANDS 1.0%
Heineken Holding NV	181	17,714
Koninklijke Ahold Delhaize NV	1,500	30,586
Randstad Holding NV	491	29,512
Total		77,812
NEW ZEALAND 0.3%
Ryman Healthcare Ltd.	3,668	24,256
NORWAY 0.5%
DNB ASA	1,961	38,369
PORTUGAL 0.4%
Jeronimo Martins SGPS SA	1,675	32,831
SPAIN 2.1%
Abertis Infraestructuras SA	1,961	38,588

Issuer	Shares	Value ($)

Common Stocks (continued)
Amadeus IT Group SA	325	19,948
Enagas SA	1,229	34,609
Endesa SA	1,575	37,157
Gas Natural SDG SA	1,118	26,086
Total		156,388
SWEDEN 0.7%
Electrolux AB Series B	959	32,745
Hexagon AB Class B	336	16,574
Total		49,319
SWITZERLAND 0.9%
Swiss Re AG	373	36,050
Vifor Pharma AG	259	27,729
Total		63,779
UNITED KINGDOM 6.3%
3i Group PLC	2,702	33,342
Barratt Developments PLC	4,192	34,016
BT Group PLC	4,340	17,937
Capita PLC	4,003	34,751
Coca-Cola European Partners PLC(a)	788	34,129
GKN PLC	3,762	15,945
Imperial Brands PLC	678	27,888
InterContinental Hotels Group PLC	328	18,555
Intertek Group PLC	314	17,805
Marks & Spencer Group PLC	6,938	29,471
Meggitt PLC	5,217	34,595
Next PLC	655	34,109
Petrofac Ltd.	4,733	27,892
RELX PLC	1,363	29,685
Taylor Wimpey PLC	9,011	22,619
Wm Morrison Supermarkets PLC	8,388	26,584
WPP PLC	1,436	29,268
Total		468,591
UNITED STATES 58.8%
3M Co.	164	32,992
AES Corp. (The)	5,547	62,015
Allstate Corp. (The)	500	45,500
American Electric Power Co., Inc.	484	34,141
American Express Co.	499	42,530
American Water Works Co., Inc.	323	26,195
Ameriprise Financial, Inc.(b)	378	54,765
AmerisourceBergen Corp.	528	49,537
Amgen, Inc.	391	68,233
AO Smith Corp.	439	23,508
Apple, Inc.	241	35,844
Archer-Daniels-Midland Co.	1,104	46,567
Avery Dennison Corp.	503	46,744
Baker Hughes a GE Co.	478	17,633
Bank of New York Mellon Corp. (The)	651	34,523
Best Buy Co., Inc.	1,145	66,799
Boeing Co. (The)	336	81,467
Bunge Ltd.	741	58,087
Cardinal Health, Inc.	738	57,018
Caterpillar, Inc.	370	42,162
CenturyLink, Inc.	2,514	58,501
Cisco Systems, Inc.	1,789	56,264

Issuer	Shares	Value ($)

Common Stocks (continued)
Conagra Brands, Inc.	671	22,975
Core Laboratories N.V.	214	21,513
Cummins, Inc.	320	53,728
Delta Air Lines, Inc.	1,133	55,925
Dr Pepper Snapple Group, Inc.	509	46,400
Ecolab, Inc.	209	27,519
Edison International	479	37,688
Entergy Corp.	589	45,188
Estee Lauder Cos., Inc. (The) Class A	338	33,459
Expeditors International of Washington, Inc.	519	30,559
Exxon Mobil Corp.	635	50,825
Foot Locker, Inc.	438	20,669
Fortune Brands Home & Security, Inc.	346	22,722
Franklin Resources, Inc.	1,319	59,065
Gap, Inc. (The)	2,600	61,958
General Mills, Inc.	956	53,211
Goldman Sachs Group, Inc. (The)	111	25,012
Hanesbrands, Inc.	2,049	46,963
Hartford Financial Services Group, Inc. (The)	1,050	57,750
Honeywell International, Inc.	228	31,035
Hormel Foods Corp.	1,255	42,883
HP, Inc.	3,182	60,776
Huntington Ingalls Industries, Inc.	203	41,840
Ingersoll-Rand PLC	458	40,249
Ingredion, Inc.	280	34,530
International Business Machines Corp.	379	54,830
Intuit, Inc.	179	24,561
Jack Henry & Associates, Inc.	260	27,903
JM Smucker Co. (The)	416	50,710
Johnson & Johnson	249	33,047
KeyCorp	1,923	34,691
Kroger Co. (The)	723	17,728
L3 Technologies, Inc.	300	52,491
Lam Research Corp.	254	40,503
Lowe’s Cos., Inc.	591	45,743
ManpowerGroup, Inc.	441	47,253
Marathon Petroleum Corp.	1,081	60,525
Marriott International, Inc. Class A	299	31,153
Morgan Stanley	1,266	59,375
Mosaic Co. (The)	2,025	48,884
NextEra Energy, Inc.	321	46,895
Nordstrom, Inc.	990	48,084
Northrop Grumman Corp.	108	28,418
Nucor Corp.	639	36,851
Occidental Petroleum Corp.	880	54,498
ONEOK, Inc.	1,094	61,888
Oracle Corp.	760	37,947
Parker-Hannifin Corp.	159	26,391
PepsiCo, Inc.	308	35,916
Phillips 66	644	53,935
PNC Financial Services Group, Inc. (The)	309	39,799
PPG Industries, Inc.	460	48,415
Principal Financial Group, Inc.	705	47,059
Prudential Financial, Inc.	573	64,881
Public Service Enterprise Group, Inc.	1,098	49,377
Quest Diagnostics, Inc.	215	23,287
Robert Half International, Inc.	1,009	45,657
Rockwell Automation, Inc.	185	30,531

Issuer	Shares	Value ($)

Common Stocks (continued)
SCANA Corp.	839	54,006
Schlumberger Ltd.	714	48,980
Scripps Networks Interactive, Inc. Class A	666	58,215
Seagate Technology PLC	1,019	33,586
Sempra Energy	265	29,948
Sherwin-Williams Co. (The)	118	39,798
Skyworks Solutions, Inc.	271	28,420
Snap-on, Inc.	209	32,228
State Street Corp.	355	33,097
Target Corp.	1,073	60,807
Texas Instruments, Inc.	409	33,284
Time Warner, Inc.	366	37,486
Travelers Cos., Inc. (The)	483	61,867
United Parcel Service, Inc. Class B	386	42,572
Valero Energy Corp.	966	66,625
VF Corp.	786	48,881
Wal-Mart Stores, Inc.	720	57,593
Walt Disney Co. (The)	200	21,986
Western Union Co. (The)	3,114	61,502
Whirlpool Corp.	198	35,220
Total		4,360,794
Total Common Stocks (Cost $6,713,111)		7,380,864

	Shares	Value ($)

Money Market Funds 0.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 0.892%(c)	27,621	27,621
Total Money Market Funds (Cost $27,621)		27,621
Total Investments (Cost $6,740,732)(d)		7,408,485(e)
Other Assets & Liabilities, Net		9,114
Net Assets		7,417,599

Notes to Portfolio of Investments

(a)     Non-income producing.

(b)     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Realized Gain/(Loss) ($)	Dividend - Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	304	171	(97)	378	2,915	633	54,765

(c)     The rate shown is the seven-day current annualized yield at July 31, 2017.

(d)     At July 31, 2017, the cost of securities for federal income tax purposes was approximately $6,741,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$776,000
Unrealized Depreciation	(109,000)
Net Unrealized Appreciation	$667,000

(e)     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Australia	139,965	—	—	139,965
Canada	138,840	—	—	138,840
Denmark	37,956	—	—	37,956
Finland	74,622	—	—	74,622
France	247,006	—	—	247,006
Germany	122,890	—	—	122,890
Hong Kong	133,439	—	—	133,439
Israel	42,586	—	—	42,586
Italy	103,234	—	—	103,234
Japan	1,068,187	—	—	1,068,187
Netherlands	77,812	—	—	77,812
New Zealand	24,256	—	—	24,256
Norway	38,369	—	—	38,369
Portugal	32,831	—	—	32,831
Spain	156,388	—	—	156,388
Sweden	49,319	—	—	49,319
Switzerland	63,779	—	—	63,779
United Kingdom	468,591	—	—	468,591
United States	4,360,794	—	—	4,360,794
Total Common Stocks	7,380,864	—	—	7,380,864
Money Market Funds	27,621	—	—	27,621
Total Investments	7,408,485	—	—	7,408,485

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

July 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks 99.5%

AUSTRALIA 4.6%
Harvey Norman Holdings Ltd.	27,750	96,814
LendLease Group	4,173	56,136
SEEK Ltd.	2,640	36,041
Telstra Corp. Ltd.	25,147	82,312
Total		271,303
CANADA 4.6%
Atco Ltd./Canada Class I	1,179	43,755
Finning International, Inc.	2,379	47,730
Magna International, Inc.	1,152	54,774
Metro, Inc.	895	30,223
Open Text Corp.	1,184	39,481
Trisura Group Ltd.(a)	4	82
Veresen, Inc.	3,644	53,063
Total		269,108
DENMARK 1.2%
Novo Nordisk A/S Class B	1,729	73,489
FINLAND 2.5%
Neste OYJ	1,426	61,585
UPM-Kymmene OYJ	3,060	83,014
Total		144,599
FRANCE 8.1%
BNP Paribas SA	816	63,083
Capgemini SE	375	40,676
Ingenico Group SA	436	45,555
Publicis Groupe SA	741	55,834
Safran SA	507	47,778
Schneider Electric SE(a)	632	49,439
Societe Generale SA	958	56,022
Valeo SA	658	45,414
Vinci SA	839	74,921
Total		478,722
GERMANY 4.0%
Bayer AG	414	52,301
Fraport AG Frankfurt Airport Services Worldwide	528	52,677
Henkel AG & Co. KGaA	244	30,609
Merck KGaA	254	27,805
ProSiebenSat.1 Media SE	1,868	74,550
Total		237,942
HONG KONG 4.4%
HKT Trust & HKT Ltd.	61,235	80,286
PCCW Ltd.	146,681	82,635
Sun Hung Kai Properties Ltd.	3,767	58,361
Swire Properties Ltd.	10,797	37,326
Total		258,608
ISRAEL 1.4%
Azrieli Group Ltd.	763	41,688
Mizrahi Tefahot Bank Ltd.	2,258	40,816
Total		82,504

Issuer	Shares	Value ($)

Common Stocks (continued)

ITALY 3.4%
Atlantia SpA	2,989	90,532
Enel SpA	11,105	63,160
Snam SpA	9,865	46,477
Total		200,169
JAPAN 35.2%
Aeon Mall Co. Ltd.	2,120	40,311
Astellas Pharma, Inc.	5,785	73,716
Chiba Bank Ltd. (The)	4,886	35,022
Concordia Financial Group Ltd.	15,240	76,797
Dai-ichi Life Holdings, Inc.	3,037	52,525
Fuji Electric Co. Ltd.	12,874	70,839
FUJIFILM Holdings Corp.	2,026	74,314
Hitachi Metals Ltd.	2,384	33,183
ITOCHU Corp.	5,933	92,919
JXTG Holdings, Inc.	17,199	76,302
KDDI Corp.	1,934	51,109
Miraca Holdings, Inc.	1,767	80,598
Mitsubishi Chemical Holdings Corp.	10,677	89,768
Mitsubishi Corp.	4,042	87,666
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,435	50,208
Mitsui Chemicals, Inc.	13,664	77,907
Mizuho Financial Group, Inc.	38,018	67,575
Nippon Telegraph & Telephone Corp.	1,047	51,073
Nomura Real Estate Holdings, Inc.	2,775	54,950
NTT Data Corp.	3,766	41,002
Obayashi Corp.	6,410	77,039
ORIX Corp.	4,885	77,434
Osaka Gas Co. Ltd.	9,870	39,437
Resona Holdings, Inc.	15,838	81,473
Showa Shell Sekiyu KK	8,389	91,182
Subaru Corp.	2,258	81,619
Sumitomo Chemical Co. Ltd.	14,772	86,631
Teijin Ltd.	4,582	91,976
Toppan Printing Co. Ltd.	4,512	47,613
Toyota Tsusho Corp.	2,437	78,296
Yokogawa Electric Corp.	2,430	40,883
Total		2,071,367
NETHERLANDS 2.6%
Heineken Holding NV	350	34,254
Koninklijke Ahold Delhaize NV	2,908	59,297
Randstad Holding NV	952	57,220
Total		150,771
NEW ZEALAND 0.8%
Ryman Healthcare Ltd.	7,108	47,004
NORWAY 1.3%
DNB ASA	3,801	74,371
PORTUGAL 1.1%
Jeronimo Martins SGPS SA	3,246	63,625
SPAIN 5.2%
Abertis Infraestructuras SA	3,803	74,834

Issuer	Shares	Value ($)

Common Stocks (continued)

Amadeus IT Group SA	629	38,607
Enagas SA	2,383	67,106
Endesa SA	3,052	72,002
Gas Natural SDG SA	2,166	50,538
Total		303,087
SWEDEN 1.6%
Electrolux AB Series B	1,858	63,441
Hexagon AB Class B	651	32,111
Total		95,552
SWITZERLAND 2.1%
Swiss Re AG	721	69,682
Vifor Pharma AG	502	53,746
Total		123,428
UNITED KINGDOM 15.4%
3i Group PLC	5,237	64,623
Barratt Developments PLC	8,124	65,922
BT Group PLC	8,413	34,771
Capita PLC	7,758	67,350
Coca-Cola European Partners PLC(a)	1,526	66,092
GKN PLC	7,290	30,899
Imperial Brands PLC	1,314	54,048
InterContinental Hotels Group PLC	636	35,979
Intertek Group PLC	608	34,475
Marks & Spencer Group PLC	13,447	57,119
Meggitt PLC	10,110	67,042
Next PLC	1,270	66,135
Petrofac Ltd.	9,173	54,057
RELX PLC	2,641	57,519
Taylor Wimpey PLC	17,464	43,837
Wm Morrison Supermarkets PLC	16,258	51,527
WPP PLC	2,784	56,742
Total		908,137
Total Common Stocks (Cost $5,362,927)		5,853,786

	Shares	Value ($)

Money Market Funds 0.4%

Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 0.892%(b)	22,838	22,838
Total Money Market Funds
(Cost $22,838)		22,838
Total Investments
(Cost $5,385,765)(c)		5,876,624(d)
Other Assets & Liabilities, Net		6,439
Net Assets		5,883,063

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(c)

At July 31, 2017, the cost of securities for federal income tax purposes was approximately $5,386,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$613,000
Unrealized Depreciation	(122,000)
Net Unrealized Appreciation	$491,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Australia	271,303	—	—	271,303
Canada	269,108	—	—	269,108
Denmark	73,489	—	—	73,489
Finland	144,599	—	—	144,599
France	478,722	—	—	478,722
Germany	237,942	—	—	237,942
Hong Kong	258,608	—	—	258,608
Israel	82,504	—	—	82,504
Italy	200,169	—	—	200,169
Japan	2,071,367	—	—	2,071,367
Netherlands	150,771	—	—	150,771
New Zealand	47,004	—	—	47,004
Norway	74,371	—	—	74,371
Portugal	63,625	—	—	63,625
Spain	303,087	—	—	303,087
Sweden	95,552	—	—	95,552
Switzerland	123,428	—	—	123,428
United Kingdom	908,137	—	—	908,137
Total Common Stocks	5,853,786	—	—	5,853,786
Money Market Funds	22,838	—	—	22,838
Total Investments	5,876,624	—	—	5,876,624

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

July 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks 99.7%
CONSUMER DISCRETIONARY 13.4%
Hotels, Restaurants & Leisure 0.7%
Marriott International, Inc. Class A	407	42,405
Household Durables 0.8%
Whirlpool Corp.	269	47,850
Media 2.7%
Scripps Networks Interactive, Inc. Class A	908	79,368
Time Warner, Inc.	499	51,108
Walt Disney Co. (The)	273	30,011
Total		160,487
Multiline Retail 2.5%
Nordstrom, Inc.	1,348	65,472
Target Corp.	1,459	82,682
Total		148,154
Specialty Retail 4.5%
Best Buy Co., Inc.	1,559	90,952
Foot Locker, Inc.	596	28,125
Gap, Inc. (The)	3,540	84,358
Lowe’s Cos., Inc.	804	62,230
Total		265,665
Textiles, Apparel & Luxury Goods 2.2%
Hanesbrands, Inc.	2,789	63,924
VF Corp.	1,070	66,543
Total		130,467
Total Consumer Discretionary		795,028
CONSUMER STAPLES 11.4%
Beverages 1.9%
Dr Pepper Snapple Group, Inc.	692	63,083
PepsiCo, Inc.	418	48,743
Total		111,826
Food & Staples Retailing 1.7%
Kroger Co. (The)	984	24,128
Wal-Mart Stores, Inc.	980	78,390
Total		102,518
Food Products 7.1%
Archer-Daniels-Midland Co.	1,502	63,355
Bunge Ltd.	1,009	79,096
Conagra Brands, Inc.	913	31,261
General Mills, Inc.	1,301	72,414
Hormel Foods Corp.	1,708	58,362
Ingredion, Inc.	382	47,108
JM Smucker Co. (The)	567	69,117
Total		420,713
Personal Products 0.7%
Estee Lauder Cos., Inc. (The) Class A	459	45,436
Total Consumer Staples		680,493

Issuer	Shares	Value ($)

Common Stocks (continued)
ENERGY 10.0%
Energy Equipment & Services 2.0%
Baker Hughes a GE Co.	650	23,979
Core Laboratories N.V.	291	29,254
Schlumberger Ltd.	972	66,679
Total		119,912
Oil, Gas & Consumable Fuels 8.0%
Exxon Mobil Corp.	865	69,235
Marathon Petroleum Corp.	1,473	82,473
Occidental Petroleum Corp.	1,197	74,130
ONEOK, Inc.	1,489	84,233
Phillips 66	877	73,449
Valero Energy Corp.	1,315	90,695
Total		474,215
Total Energy		594,127
FINANCIALS 15.1%
Banks 1.7%
KeyCorp	2,617	47,210
PNC Financial Services Group, Inc. (The)	420	54,096
Total		101,306
Capital Markets 6.1%
Ameriprise Financial, Inc.(a)	514	74,468
Bank of New York Mellon Corp. (The)	887	47,038
Franklin Resources, Inc.	1,795	80,380
Goldman Sachs Group, Inc. (The)	152	34,250
Morgan Stanley	1,723	80,809
State Street Corp.	483	45,030
Total		361,975
Consumer Finance 1.0%
American Express Co.	678	57,786
Insurance 6.3%
Allstate Corp. (The)	680	61,880
Hartford Financial Services Group, Inc. (The)	1,429	78,595
Principal Financial Group, Inc.	959	64,013
Prudential Financial, Inc.	780	88,320
Travelers Cos., Inc. (The)	658	84,283
Total		377,091
Total Financials		898,158
HEALTH CARE 5.3%
Biotechnology 1.6%
Amgen, Inc.	533	93,014
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	718	67,362
Cardinal Health, Inc.	1,003	77,492
Quest Diagnostics, Inc.	293	31,735
Total		176,589
Pharmaceuticals 0.7%
Johnson & Johnson	339	44,992
Total Health Care		314,595

Issuer	Shares	Value ($)

Common Stocks (continued)
INDUSTRIALS 17.4%
Aerospace & Defense 4.7%
Boeing Co. (The)	458	111,047
Huntington Ingalls Industries, Inc.	275	56,680
L3 Technologies, Inc.	408	71,388
Northrop Grumman Corp.	147	38,680
Total		277,795
Air Freight & Logistics 1.7%
Expeditors International of Washington, Inc.	707	41,628
United Parcel Service, Inc. Class B	526	58,013
Total		99,641
Airlines 1.3%
Delta Air Lines, Inc.	1,542	76,113
Building Products 1.0%
AO Smith Corp.	598	32,023
Fortune Brands Home & Security, Inc.	472	30,996
Total		63,019
Electrical Equipment 0.7%
Rockwell Automation, Inc.	251	41,423
Industrial Conglomerates 1.5%
3M Co.	222	44,660
Honeywell International, Inc.	310	42,197
Total		86,857
Machinery 4.4%
Caterpillar, Inc.	503	57,317
Cummins, Inc.	436	73,204
Ingersoll-Rand PLC	622	54,661
Parker-Hannifin Corp.	216	35,852
Snap-on, Inc.	283	43,639
Total		264,673
Professional Services 2.1%
ManpowerGroup, Inc.	600	64,290
Robert Half International, Inc.	1,374	62,173
Total		126,463
Total Industrials		1,035,984
INFORMATION TECHNOLOGY 11.3%
Communications Equipment 1.3%
Cisco Systems, Inc.	2,436	76,612
IT Services 3.3%
International Business Machines Corp.	515	74,505
Jack Henry & Associates, Inc.	354	37,991
Western Union Co. (The)	4,238	83,701
Total		196,197
Semiconductors & Semiconductor Equipment 2.3%
Lam Research Corp.	346	55,173
Skyworks Solutions, Inc.	370	38,802
Texas Instruments, Inc.	557	45,329
Total		139,304

Issuer	Shares	Value ($)

Common Stocks (continued)
Software 1.4%
Intuit, Inc.	243	33,342
Oracle Corp.	1,034	51,627
Total		84,969
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	329	48,932
HP, Inc.	4,331	82,722
Seagate Technology PLC	1,386	45,683
Total		177,337
Total Information Technology		674,419
MATERIALS 5.7%
Chemicals 3.8%
Ecolab, Inc.	285	37,526
Mosaic Co. (The)	2,757	66,554
PPG Industries, Inc.	627	65,992
Sherwin-Williams Co. (The)	160	53,963
Total		224,035
Containers & Packaging 1.1%
Avery Dennison Corp.	685	63,657
Metals & Mining 0.8%
Nucor Corp.	869	50,115
Total Materials		337,807
TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
CenturyLink, Inc.	3,423	79,653
Total Telecommunication Services		79,653
UTILITIES 8.8%
Electric Utilities 3.8%
American Electric Power Co., Inc.	659	46,486
Edison International	652	51,299
Entergy Corp.	801	61,453
NextEra Energy, Inc.	438	63,987
Total		223,225
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	7,550	84,409
Multi-Utilities 3.0%
Public Service Enterprise Group, Inc.	1,494	67,185
SCANA Corp.	1,143	73,575
Sempra Energy	360	40,684
Total		181,444

Issuer	Shares	Value ($)

Common Stocks (continued)
Water Utilities 0.6%
American Water Works Co., Inc.	439	35,603
Total Utilities		524,681
Total Common Stocks (Cost $5,228,880)		5,934,945

	Shares	Value ($)

Money Market Funds 0.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 0.892%(b)	19,253	19,253
Total Money Market Funds (Cost $19,253)		19,253
Total Investments (Cost $5,248,133)(c)		5,954,198(d)
Other Assets & Liabilities, Net		2,513
Net Assets		5,956,711

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Realized Gain/(Loss) ($)	Dividend - Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	517	159	(162)	514	4,761	1,089	74,468

(b)	The rate shown is the seven-day current annualized yield at July 31, 2017.
(c)

At July 31, 2017, the cost of securities for federal income tax purposes was approximately $5,248,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$814,000
Unrealized Depreciation	(108,000)
Net Unrealized Appreciation	$706,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Consumer Discretionary	795,028	—	—	795,028
Consumer Staples	680,493	—	—	680,493
Energy	594,127	—	—	594,127
Financials	898,158	—	—	898,158
Health Care	314,595	—	—	314,595
Industrials	1,035,984	—	—	1,035,984
Information Technology	674,419	—	—	674,419
Materials	337,807	—	—	337,807
Telecommunication Services	79,653	—	—	79,653
Utilities	524,681	—	—	524,681
Total Common Stocks	5,934,945	—	—	5,934,945
Money Market Funds	19,253	—	—	19,253
Total Investments	5,954,198	—	—	5,954,198

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	9/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	9/21/2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	9/21/2017